Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0000910638
Registrant Name	3D SYSTEMS CORP
Registration File Number	333-296180
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES